Supplement to the

Fidelity® Variable Insurance Products

Freedom Lifetime Income Funds

Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio,
and Freedom Lifetime Income III Portfolio

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, and Freedom Lifetime Income III Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information for Ren Cheng found in the "Management Contracts" section beginning on page 36.

Jonathan Shelon is a co-manager of each VIP Freedom Lifetime Income Fund and receives compensation for his services. As of September 30, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP Freedom Lifetime Income Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the VIP Freedom Lifetime Income Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VIPFLIB-07-02 November 1, 2007
1.848948.101

The following table provides information relating to other accounts managed by Mr. Shelon as of September 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	51	101	51
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 85,062	$ 2,872	$ 10,064
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Lifetime Income I ($13 (in millions) assets managed), VIP Freedom Lifetime Income II ($22 (in millions) assets managed), and VIP Freedom Lifetime Income III ($11 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Shelon as of September 30, 2007:

Dollar Range of Fund Shares Owned as of September 30, 2007
	VIP Freedom Lifetime Income I	VIP Freedom Lifetime Income II	VIP Freedom Lifetime Income III
Jonathan Shelon	none	none	none

FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

The following information replaces similar information found in the "Fund Holdings Information" section on page 45.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

Supplement to the

Fidelity® Variable Insurance Products
Investor FreedomSM Funds

Investor Freedom IncomeSM  Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio,
Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and
Investor Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, and VIP Investor Freedom 2030 Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information for Ren Cheng found in the Management Contracts section beginning on page 38.

Jonathan Shelon is a co-manager of each VIP Investor Freedom Fund and receives compensation for his services. As of September 30, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP Investor Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three-and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the VIP Investor Freedom Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VIPIFFB-07-02 November 1, 2007
1.848943.101

The following table provides information relating to other accounts managed by Mr. Shelon as of September 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	51	101	51
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 85,062	$ 2,872	$ 10,064
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Investor Freedom Income ($18 (in millions) assets managed), VIP Investor Freedom 2005 ($8 (in millions) assets managed), VIP Investor Freedom 2010 ($51 (in millions) assets managed), VIP Investor Freedom 2015 ($57 (in millions) assets managed), VIP Investor Freedom Fund 2020 ($72 (in millions) assets managed), VIP Investor Freedom Fund 2025 ($25 (in millions) assets managed) VIP Investor Freedom Fund 2030 ($29 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Shelon as of September 30, 2007:

Dollar Range of Fund Shares Owned As of September 30, 2007
	VIP Investor Freedom Income	VIP Investor Freedom 2005	VIP Investor Freedom 2010	VIP Investor Freedom 2015	VIP Investor Freedom 2020	VIP Investor Freedom 2025	VIP Investor Freedom 2030
Jonathan Shelon	none	none	none	none	none	none	none

FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Supplement to the

Fidelity® Variable Insurance Products

Freedom Funds

Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio,
Freedom 2020 Portfolio, Freedom 2025 Portfolio, and Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund V
Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, the VIP Freedom Funds were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information for Ren Cheng found in the "Management Contracts" section beginning on page 38.

Jonathan Shelon is a co-manager of each VIP Freedom Fund and receives compensation for his services. As of September 30, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP Freedom Fund is based on the fund's pre-tax investment performance (based on the performance of its Initial Class) relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the VIP Freedom Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VIPFF2KB-07-02 November 1, 2007
1.848946.101

The following table provides information relating to other accounts managed by Mr. Shelon as of September 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	51	101	51
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 85,062	$ 2,872	$ 10,064
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Income ($16 (in millions) assets managed), VIP Freedom 2005 ($9 (in millions) assets managed), VIP Freedom 2010 ($101 (in millions) assets managed), VIP Freedom 2015 ($51 (in millions) assets managed), VIP Freedom 2020 ($153 (in millions) assets managed), VIP Freedom 2025 ($14 (in millions) assets managed), and VIP Freedom 2030 ($55 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Shelon as of September 30, 2007:

DOLLAR RANGE OF FUND SHARES OWNED AS OF SEPTEMBER 30, 2007
	VIP Freedom Income 	VIP Freedom 2005 	VIP Freedom 2010 	VIP Freedom 2015 	VIP Freedom 2020 	VIP Freedom 2025 	VIP Freedom 2030
Jonathan Shelon	none	none	none	none	none	none	none

FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

The following information replaces similar information found in the "Fund Holdings Information" section on page 48.

The VIP Freedom Funds will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end.

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio,
Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Strategic Income Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Investment Grade Bond Portfolio were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market Portfolio was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 2.

For each fund (other than VIP Money Market and VIP Real Estate):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Money Market's, and VIP Real Estate's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

For VIP Real Estate:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each of VIP Real Estate's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of VIP Real Estate's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

VIPIS2B-07-06 November 1, 2007
1.483795.141

For VIP Money Market:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Effective September 4, 2007, Christopher Sharpe is no longer a portfolio manager of VIP Strategic Income. All references to Mr. Sharpe in the Management Contract section beginning on page 73 are no longer applicable.

The following information replaces similar information found in the "Management Contracts" section beginning on page 73.

Matthew Friedman is the assistant portfolio manager of VIP Value. As of July 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Friedman as of July 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 25,338	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 22,078	none	none

* Includes VIP Value ($134 (in millions) assets managed).

As of July 31, 2007, the dollar range of shares of shares of VIP Value beneficially owned by Mr. Friedman was none.

The following information supplements similar information found in the "Management Contracts" section on page 80.

The following table provides information relating to other accounts managed by Mr. Young as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 20,601	$ 50	$ 1,838
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,937 (in millions) assets managed) and VIP Asset Manager: Growth ($229 (in millions) assets managed).

As of April 30, 2007, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Young was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Young was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 106.

Each fund (other than VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income) will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, High Income Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio,
Money Market Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio,
and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Investment Grade Bond Portfolio were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market Portfolio was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 2.

For each fund (other than VIP Money Market and VIP Real Estate):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Money Market's, and VIP Real Estate's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

For VIP Real Estate:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each of VIP Real Estate's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each of VIP Real Estate's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

VIPINVB-07-06 November 1, 2007
1.825687.110

For VIP Money Market:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Effective September 4, 2007, Christopher Sharpe is no longer a portfolio manager of VIP Strategic Income. All references to Mr. Sharpe in the Management Contracts section beginning on page 55 are no longer applicable.

The following information replaces similar information found in the "Management Contracts" section beginning on page 55.

Matthew Friedman is the assistant portfolio manager of VIP Value. As of July 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Friedman as of July 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 25,338	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 22,078	none	none

* Includes VIP Value ($134 (in millions) assets managed).

As of July 31, 2007, the dollar range of shares of VIP Value beneficially owned by Mr. Friedman was none.

The following information supplements similar information found in the "Management Contracts" section on page 80.

The following table provides information relating to other accounts managed by Mr. Young as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 20,601	$ 50	$ 1,838
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,937 (in millions) assets managed) and VIP Asset Manager: Growth ($229 (in millions) assets managed).

As of April 30, 2007, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Young was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Young was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 106.

Each fund (other than VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income) will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.